SCHEDULE OF DERIVATIVE LIABILITY (Details)	1 Months Ended
Dec. 31, 2025 USD ($)
Fair Value Disclosures [Abstract]
Fair value at inception – November 20, 2025	$ 918,069
Change in fair value	(512,138)
Fair value at December 31, 2025	$ 405,931